Property, Plant and Equipment (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Cost
Beginning Balance	₪ 16,851		₪ 15,751
Additions	1,275		1,188
Disposals	(27)		(88)
Transfer to Investment property	(22)
Ending Balance	18,077		16,851	₪ 15,751
Depreciation and impairment losses
Begining Balance	9,911		8,679
Depreciation for the year	537		496
Loss from impairment of assets	(1,638)
Ending Balance	11,764		9,911	8,679
Carrying amounts
Begining Balance	6,940		7,072
Ending Balance	6,313	[1]	6,940	7,072
Land and buildings [Member]
Cost
Beginning Balance	1,004		1,051
Additions	22		34
Disposals	(2)		(81)
Transfer to Investment property	(22)
Ending Balance	1,002		1,004	1,051
Depreciation and impairment losses
Begining Balance	455		402
Depreciation for the year	73		53
Loss from impairment of assets	22
Ending Balance	550		455	402
Carrying amounts
Begining Balance	549		649
Ending Balance	452		549	649
Switching Transmission, power, Cellular, And satellite equipment [Member]
Cost
Beginning Balance	5,865		5,457
Additions	396		408
Disposals
Ending Balance	6,261		5,865	5,457
Depreciation and impairment losses
Begining Balance	3,953		3,472
Depreciation for the year	481		481
Loss from impairment of assets
Ending Balance	4,434		3,953	3,472
Carrying amounts
Begining Balance	1,912		1,985
Ending Balance	1,827		1,912	1,985
Network equipment [Member]
Cost
Beginning Balance	5,968		5,740
Additions	213		228
Disposals
Ending Balance	6,181		5,968	5,740
Depreciation and impairment losses
Begining Balance	2,940		2,736
Depreciation for the year	210		204
Loss from impairment of assets
Ending Balance	3,150		2,940	2,736
Carrying amounts
Begining Balance	3,028		3,004
Ending Balance	3,031		3,028	3,004
Multi- channel equipment and infrastructure [Member]
Cost
Beginning Balance	1,200		1,036
Additions	247		165
Disposals	(1)		(1)
Ending Balance	1,446		1,200	1,036
Depreciation and impairment losses
Begining Balance	591		369
Depreciation for the year	214		222
Loss from impairment of assets	526
Ending Balance	1,331		591	369
Carrying amounts
Begining Balance	609		667
Ending Balance	115		609	667
Subscriber equipment [Member]
Cost
Beginning Balance	1,738		1,464
Additions	311		278
Disposals	(15)		(4)
Ending Balance	2,034		1,738	1,464
Depreciation and impairment losses
Begining Balance	1,140		953
Depreciation for the year	215		187
Loss from impairment of assets
Ending Balance	1,355		1,140	953
Carrying amounts
Begining Balance	598		511
Ending Balance	679		598	511
Office equipment, computers and vehicles [Member]
Cost
Beginning Balance	1,076		1,003
Additions	86		75
Disposals	(9)		(2)
Ending Balance	1,153		1,076	1,003
Depreciation and impairment losses
Begining Balance	832		747
Depreciation for the year	84		85
Loss from impairment of assets	28
Ending Balance	944		832	747
Carrying amounts
Begining Balance	244		256
Ending Balance	₪ 209		₪ 244	₪ 256

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.